Cash Flow - Summary Of Cash Flows From Operating Activities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Net profit(loss)	$ (9,290,791)	$ 452,251	$ (76,985,584)	$ (7,892,168)	$ (60,387,182)
Adjustment	4,510,066	2,785,141	44,407,435	12,140,195	47,194,223
Corporate tax benefit	0	20,081	2,861,079	(1,511,696)	(3,599,507)
Depreciation	351,025	372,351	756,117	1,357,987	1,786,378
Amortization	32,486	930,576	1,847,358	1,457,310	1,792,358
Bad debt	2,085,905	0	2,427,642	46,005	15,395,091
Other bad debt			4,865,907	436,674	10,026,952
Other allowance for other receivables and prepayments	(203,265)	0	4,865,907	436,674	10,127,381
Stock compensation costs	442,621	411,384	2,532,821	687,888	277,638
Defined benefit expense	245,268	198,499	393,583	286,421	283,482
Interest expense	2,041,338	846,257	2,466,266	45,858	1,777,845
Loss on disposal of inventory			214,378	5,877,549	8,415,311
Loss on foreign currency translation	23,018	34,555	127,190	133,181	78,602
Loss on valuation of equity method			0	535,268	1,518,115
Product warranty expense	10,719	4,198	29,637	5,503	33,573
Loss on raw material fair value evaluation			0	0	223,457
Loss on intangible assets impairments			4,070,331	3,902,589	564,563
Miscellaneous loss			0	(125,478)	7,652
R&D expenses			0	0	329,831
Loss on disposal of investment shares in subsidiaries			0	0	13,318,419
Loss from disposal of Intangible Assets	3	0	1,912	0	0
Loss on equity method investment Impairment			2,683,019	0	0
Loss from valuation of CB			103,342	0	0
Loss on tangible assets impairments			19,004	0	0
Change in fair value of derivative warrant liabilities			504,587	0	0
Reverse acquisition expense	18,736,326		18,736,326	0	0
Interest income	(24,356)	(14,926)		(54,931)	(292,769)
Gain from discharge of indebtedness			0	(4,079,520)	(3,694,237)
Gain from equity method	0	(6,634)	0	0	(171,147)
Gain from foreign currency translation	(401,539)	(11,109)	(78,600)	(74,596)	(794,360)
Gain from disposition of tangible assets	(1,121)	(91)	(4,682)	3,246,343	(7,203)
Gain from fair value of derivative warrant liabilities	(78,211)	0
Gain from disposal of available-for-sale securities			0	0	(75,821)
Reversal of allowance for doubtful accounts	(13,825)	0	(136,111)	(32,160)	0
Changes in working capital	773,572	(8,822,275)	23,654,519	(9,624,762)	7,084,315
Decrease (increase) in trade receivables	(7,439,088)	(8,317,588)	(5,874,476)	4,048,195	3,452,691
Decrease (increase) in other receivables	14,233	311,226	238,287	(150,198)	(126,488)
Decrease (increase) in accrued income	5,907	(1,616)	(1,540)	161,931	454,728
Decrease (increase) in advance payments	(316,688)	(1,225,046)	251,324	1,503,205	(871,377)
Decrease (increase) in prepaid expenses	(71,277)	(4,130)	(373,039)	60,106	2,866
Decrease (increase) in inventory	635,251	(930,403)	602,700	(3,319,449)	(1,230,342)
Decrease (increase) in non-current accounts receivable	(876,843)	(1,791,250)	0	639,402	372,898
Increase (decrease) in trade payables	515,628	(309,814)	(1,206,844)	(1,664,819)	(446,568)
Increase (decrease) in Non-trade Payables	3,265,745	3,329,440	22,381,641	(4,238,255)	5,342,932
Increase (decrease) in Withholdings	19,567	3,034	6,420	(180,093)	100,901
Increase (decrease) in value added tax withheld	14,526	10,654	4,325	203,344	(33,197)
Increase (decrease) in advance income	144,248	142,132	182,951	(4,653,820)	50,436
Increase (decrease) in Accrued Expenses	5,104,289	143,793	(51,069)	(2,110,114)	394,142
Increase (decrease) in government subsidy			0	0	(5,309)
Increase (decrease) in value added tax receivable	(4,904)	(11,000)	0	476,197	815
Increase (decrease) in Non-current Non-trade Payables	142,097	(26,762)	7,690,592	(106,709)	(57,035)
Payment of severance	(370,975)	(141,087)	(162,922)	(293,685)	(316,557)
Changes in retirement planned assets			0	0	(1,221)
Change in Product warranty provision	(8,144)	(3,858)	(33,831)	0	0
Cash generated from operating activities	$ (4,007,152)	$ (5,584,883)	(8,923,630)	$ (5,376,735)	$ (6,108,644)
Previously Reported [Member]
Statements [Line Items]
Interest income			$ (13,671)